Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the Affiliated PRC Entities of which the Company or a subsidiary of the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and the Affiliated PRC Entities are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets, estimating the fair value of the warrant liability, estimating the cancelation rate of air travel facilitating services sold, identifying separate accounting units and estimating rebates related to revenue transactions, assessing the impairment of long-term investments and long-lived assets, determining the provision for accounts receivable, share-based compensation expenses, realizability of deferred tax assets, unrecognized tax benefits, and contingencies. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign currency translation and transactions

Foreign currency translation and transactions

The functional currency of the Company and Queen’s Road is the United States dollar (“US$”). The Company’s PRC subsidiaries and the Affiliated PRC Entities determined their functional currency to be the Chinese Renminbi (“RMB”). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity (deficit).

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

Convenience translation

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of 6.2046 per US$1.00 on December 31, 2014 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Reclassification of comparative amounts

Reclassification of comparative amounts

The commission revenues earned from the provision of group-buying services is earned on a pay-for-performance basis. Therefore, comparative amounts for the prior periods have been reclassified from “other services” to “pay-for-performance services” to conform to the current period presentation. In addition, expenses incurred to develop and maintain the network of the Company’s travel service providers were recorded as product sourcing expenses as a separate line item. Comparative amounts for the prior periods have been reclassified from “sales and marketing” to “product sourcing” to conform to the current period presentation. Such reclassifications had no effect on net income, total assets, total liabilities or total shareholders’ equity (deficit) as previously reported.

Fair value of financial instruments

Fair value of financial instruments

Financial assets and liabilities of the Company primarily comprise of cash and cash equivalents, short-term investments, restricted cash, funds receivable, accounts receivable, due from and due to related parties, employee housing loan receivables (note 18) , customer advances and deposits, accounts payable and warrant liability. As of December 31, 2013 and 2014, the carrying values of these financial instruments, except for employee housing loan receivables and warrant liability, approximated their fair values due to the short-term nature of these instruments.

The fair value of the employee housing loan receivables has been calculated by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities. The calculated fair value approximates the carrying amount of the outstanding employee housing loan receivables.

The Baidu Warrants is measured at fair value at each reporting date until the final measurement date, which is the date of completion of services required to earn each relevant tranche. The Company determined the fair value of warrant liability with the assistance of an independent third-party valuation firm.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments with original stated maturity of three months or less are classified as cash equivalents.

Restricted cash

Restricted cash

The Company acts as an intermediary between users and certain online travel agencies (“OTAs”), airline and hotel customers for the reservations originated through the Company’s website or mobile platform. The use of the cash collected from users for such reservations is restricted. Such restricted cash cannot be used for the operations of the Company or any other purpose not designated by users and is subject to remittance to these customers in a short period of time.

Restricted cash also includes cash deposits held by the Company’s banks for the issuance of guarantee letters to the Company’s business partners.

Short-term investments

Short-term investments

Short-term investments, as of December 31, 2013, represented time deposits with original maturities exceeding three months held in various reputable financial institutions in the PRC and the United States. No such time deposits as of December 31, 2014.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when the collection of the full amount is no longer probable. Bad debts are written off as incurred.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s historical payment history, its current credit-worthiness and current economic trends.

Funds receivable

Funds receivable

Funds receivable are cash due from third-party on-line payment service providers, net of service fees, for clearing transactions. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off after all collection efforts have been exhausted. As of December 31, 2013 and 2014, no allowance for doubtful accounts was provided for the funds receivable.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the shorter of the estimated useful lives of the asset or the term of the related lease, as follows:

Estimated useful life
Office furniture and equipment	3 or 5 years
Office computer equipment	3 years
Servers and network equipment	3 years
Software	3 years
Digital locks*	3 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets of up to 3 years

* The Company’s apartment rental operations required the usage of digital locks to secure the apartments being rented out.

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets

Intangible assets acquired, mainly comprising of a domain name is measured on initial recognition at cost. The domain name acquired may be used indefinitely without significant costs of renewal. The expected cash flows generated from the domain name is for an indefinite period. As a result, the domain name has been assessed as having an indefinite useful life. The domain name is not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill. The Company performs its annual impairment assessment for acquired indefinite-lived intangible assets in December of each year.

Long-term investments

Long-term investments

The Company’s long-term investments consist of cost method investments.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Cost method accounting is also applied to investments that are not considered as “in-substance” common stock investments, and do not have readily determinable fair values.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of its long-lived assets or asset group may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the long lived assets or asset group over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets or asset group when the market prices are not readily available for the long-lived assets or asset group. No impairment charge was recognized for any of the years presented.

Revenue recognition

Revenue recognition

The Company’s revenue is primarily derived from pay-for-performance, display advertising services and other services. Revenue is recognized only when the persuasive evidence of an arrangement exists, the service has been performed, the price is fixed or determinable, and the collectability of the related fee is reasonably assured in accordance with ASC 605, Revenue Recognition (“ASC 605”). Specifically, contracts are signed to establish significant terms such as the price and specific services to be provided. The Company assesses the creditworthiness of its customers prior to signing the contracts to ensure collectability is reasonably assured. Non-refundable payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as customer advances and deposits.

When pay-for-performance service and display advertising service arrangements with a customer involve multiple elements as defined in ASC 605-25, the total arrangement consideration is allocated to the separate deliverables on the basis of their relative selling price. Relative selling price is based on vendor specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available or management’s best estimate of selling price (“BESP”) if neither VSOE nor TPE are available. In determining its BESP for each deliverable, the Company considers its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Company would transact if the deliverables were sold regularly on a standalone basis. In addition, the consideration allocated to the delivered element is limited to the amount that is not contingent upon the delivery of additional deliverables or meeting other specified performance conditions. The Company monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically.

Pay-for-performance services

The Company’s pay-for-performance platform enables customers including OTAs, airlines, hotels, packaged tour providers and other travel service providers to place their links and related description on the Company’s search results list or next to the search results list provided to users of the Company’s website or mobile platform. Starting from January 2014, the Company integrated the online payment facilitating service as part of its pay-for-performance suite of services and bears the cost of the integrated pay-for-performance services. The Company records the cost for providing the integrated pay-for-performance services (including the online payment processing fee paid to the online payment platforms) as cost of revenues.

Cost-per-click

Revenue is recognized when the user clicks on the customer-sponsored links accessible on the Company’s website or through the Company’s mobile platform, and is directed to the customer’s online booking webpage and other revenue recognition criteria have been met.

The Company issues award credits to its customers based on the customers’ monthly spending on cost-per-click services in accordance with the service contracts. These award credits can only be used for future cost-per-click services and are not redeemable for cash. The Company accounts for these award credits granted to the customers in conjunction with a current sale of services analogous to a multiple-element arrangement in accordance with ASC 605-25. The monthly spending by the customer relating to cost-per-click services is allocated to the clicks sold and the award credits earned based on their relative-selling-prices, which is proportionate to the cost-per click services delivered and future cost-per click services to be delivered from the award credits applied. Therefore, revenue is recognized proportionately as services including those in connection to award credits are delivered to the customer. Deferred revenue as of December 31, 2013 and 2014 amounted to RMB1,424 and RMB 2,315 (US$373), respectively, which is recognized as the services are delivered within an estimated one month-period after the respective year-end.

Cost-per-sale

The Company receives fees from OTAs, airlines, hotels and local tour agencies for reservations and sales facilitated through the Company’s website or mobile platform. Fees from air travel facilitating services including aviation insurance policies are recognized as revenue, where applicable, net of estimated cancellations upon the issuance of the air ticket by OTAs or airlines. The Company has a sufficient homogenous volume of transactions from its customers, and the evaluation of this historical data enables the Company to reasonably estimate cancellations. Estimated cancellations are recorded as a reduction of revenue in the same period revenue is recognized. Estimated cancellations were insignificant for the years ended December 31, 2012, 2013 and 2014. Fees from hotel reservation facilitating services are recognized upon the reservation of the hotel rooms or after confirmation with the hotel that the end user has completed his or her stay depending on the terms and conditions of the underlying contract. When the Company’s contracts with the hotel state that the Company earns the fees regardless of whether the end user completes his or her stay at the hotel, fees are recognized upon the reservation of the hotel room. The Company also receives fee from OTAs and local tour agencies (collectively, travel service providers or “TSP”) for the reservation of vacation packages on the Company’s website. After the end user has completed the reservation for the vacation packages on the Company’s website, the end user will provide its booking reference to the TSP for the TSP to fulfill the reservation. Upon receipt of the end user’s booking reference, the TSP will acknowledge and accept the underlying end user reservation in the Company’s reservation system. Revenue is recognized by the Company when its reservation system receives the TSP’s booking reference acknowledgement and when the four revenue recognition criteria in accordance with ASC 605 as shown above have been met. The Company has no further obligation after its reservation system receives the TSP booking reference acknowledgement. The Company considers the above arrangements in accordance with ASC 605 and has concluded that it acts as an agent. Therefore, the Company presents revenues from such transactions on a net basis in the consolidated statements of comprehensive loss.

Group-buying services

The Company generates commission revenues from selling group-buying vouchers for the offerings of products and services by its merchants, at discounted prices to its users. The Company devotes substantial resources in selecting qualifying merchants, thereby ensuring the quality of products and services sold by its merchants through the Company’s website. Once a merchant is selected, the Company contracts with the selected merchant for the specified product or service group-buying vouchers to be offered on the Company’s website or mobile platform, along with the timing of the offer, the voucher price and the price at which the Company will pay the merchant, shipping terms and conditions, if applicable, and the minimum threshold of vouchers for the specified product or service to be sold in order to validate the group-buying voucher offer.

The Company acts as an agent rather than as the principal in the delivery of the goods or services underlying the vouchers as it does not assume the risks and rewards of ownership of goods nor is it responsible for fulfillment, both of these are the responsibility of the merchant. The Company presents revenue on a net basis (representing the amount billed to users less the amount paid/payable to merchants) in accordance with ASC 605.

The Company’s users have the ability to hold the vouchers for full refund, and therefore, the underlying sale from which the Company earns the related commission revenue as an agent is not culminated until its users actually redeem their vouchers. Revenue recognition is deferred until the redemption of the group-buying vouchers by the users for the delivery of products or consumption of the services, at which time the underlying sale from which the Company earns its commission has been culminated and the Company has completed its service obligations to its merchants. The Company has no remaining obligations to its merchants after voucher redemption by its users.

Coupon program for hotel reservation facilitating services

Revenue from hotel reservation facilitating services is recognized after confirmation with the hotel that the end users have completed their stay. In January 2013, the Company launched a coupon program, through which the Company offers coupons to end users who make reservations with certain of its hotel customers through the Company’s website or mobile platform.

End users may redeem their coupons by submitting an online application within 30 days after the end user has completed his or her stay in the selected hotel as (i) cash that will be transferred by the Company to the end user’s bank account; or (ii) credits in the end user’s account for future flight or hotel reservations with the Company’s customers on the Company’s website or mobile platform.

Since the funding of the credits by the Company is paid in cash or provided as credits in the end user’s account as part of a revenue arrangement with its customer, the hotel, such payments by the Company is within the scope of ASC 605-50, Revenue Recognition: Customer Payments and Incentives in accordance with ASC 605-50-15-2. As the Company does not receive an identifiable benefit in return for the consideration (i.e. funding of the credits) that is sufficiently separable from the hotels’ purchase of reservation facilitating services from the Company, the funding of the credits to the end user, is recognized as a reduction of revenue simultaneously as the corresponding revenue is recognized in accordance with ASC 605-50-45-2. End user credits are reversed only if they are unredeemed upon expiration, which is 30 days after the end user’s hotel stay.

Credits to end users amounted to nil, RMB48,835 and RMB158,033 (US$25,470) for the years ended December 31, 2012, 2013 and 2014, respectively.

Display advertising services

The majority of the Company’s display advertising service arrangements involves multiple deliverables such as banner advertisements, logos and other media insertions that are delivered over the same period or different periods of time. The Company, as an industry practice in the PRC, regularly provides display advertising services at a discount to its standard rates. These discounts are in the form of free advertising elements, of which the duration and other terms of services are specified as part of the revenue contract. The banner advertisements, logos, other media insertions and free elements are each considered to be a separate deliverable in the multiple element arrangements.

Revenue is recognized ratably when the deliverables are published over the stated display period. The amount recognized is limited to the amount that is not contingent upon the delivery of additional deliverables or meeting other specified performance conditions.

Rebates provided to customers of display advertising services

The Company provides cash incentives in the form of rebates to certain advertising agencies based on the cumulative advertising volume during each fiscal year. Such rebates are recorded as a reduction of revenue in the period revenue is recognized in the Company’s consolidated financial statements in accordance with ASC 605. Rebates to advertising agencies amounted to RMB7,251 , RMB7,878 and RMB11,925 (US$1,922) for the years ended December 31, 2012, 2013 and 2014, respectively.

Other services

The other services primarily represent commissions received from third-party online payment platforms for payments originating from user online bookings through the Company’s website or mobile platform. The commission is based on a contracted percentage of the total payments processed. Revenue is recognized, on a net basis, when the four revenue recognition criteria in accordance with ASC 605 as shown above have been met.

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of sales taxes (including business tax and output value-added tax) and surcharges, online payment processing fees, travel related data acquisition costs, bandwidth and server hosting costs, depreciation, payroll and related costs of operations.

The Company incurs sales taxes and surcharges in connection with the provision of pay-for-performance services, display advertising service and other services in the PRC. According to ASC 605, the Company includes such taxes incurred in cost of revenues which amounted to RMB40,258, RMB83,641and RMB 164,894 (US$26,576) for the years ended December 31, 2012, 2013 and 2014, respectively.

Advertising expenses

Advertising expenses

Advertising expenses, other than expense from Baidu Zhixin Cooperation, which primarily includes online marketing expenses and brand marketing expenses through various other forms of media, are included in sales and marketing expenses in the consolidated statements of comprehensive loss. Online marketing expenses include search engine fees, link placement fees and contextual advertising placement fees for the acquisition of traffic to the Company’s website or mobile platform when incurred. Online marketing expenses also include expenses incurred for the promotion of the Company’s mobile applications. Advertising expenses for the years ended December 31, 2012, 2013 and 2014 were RMB138,864, RMB208,230 and RMB595,476 (US$95,973), respectively. Expense from Baidu Zhixin Cooperation (note 11) was nil, nil and RMB699,983 (US$112,817) for the years ended December 31, 2012, 2013 and 2014, respectively.

Product sourcing

Product sourcing

Product sourcing expenses primarily consist of expenses incurred to develop and maintain the network of the Company’s travel service providers. Product sourcing expenses for the years ended December 31, 2012, 2013 and 2014 were RMB26,947, RMB67,271, RMB316,903 (US$51,075), respectively.

Product developments

Product developments

Product development expenses primarily consist of salaries and related compensations for product development personnel who are responsible for developing, improving as well as maintaining the Company’s website and mobile platform. Product development expenses are recognized as incurred. The Company recognizes website and software development costs in accordance with ASC 350, Intangibles-Goodwill and Other. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software for internal use and website contents. The Company capitalizes software development costs that fulfill the capitalization criteria. Website and software development costs subject to capitalization have been insignificant.

Leases

Leases

Leases are classified as either capital or operating leases at the inception date. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases and such rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Company leases office space and server racks under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

The Company had no capital leases as of December 31, 2013 and 2014.

Income taxes

Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

In accordance with the provisions of ASC 740, Income taxes, the Company recognizes in its financial statements the benefit of a tax position if the tax position is more likely than not to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Company has elected to classify interest and penalties related to unrecognized tax benefits in the consolidated statements of comprehensive loss as income tax expense.

Share-based compensation

Share-based compensation

Options granted to employees

The Company applies ASC 718, Compensation — Stock Compensation (“ASC 718”) to account for its employee share-based compensation.

In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. Specifically, the grant date fair value of share options are calculated using an option pricing model. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date.

For certain share options granted to corporate headquarter employees, there is a performance target that affects the exercisability of the award, which can be achieved after the requisite service period. That is, the employee would be eligible to vest in the award regardless of whether the employee is rendering service on the date the performance target is achieved. The Company accounts for the performance target as a performance condition. As such, the performance target shall not be reflected in estimating the fair value of the award at the grant date. Compensation cost shall be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period for which the requisite service already has been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period.

The service inception date is the date at which the requisite service period begins. If it is determined that the service inception date precedes the grant date, recognition of compensation cost for the period between the service inception date and the grant date is based on the fair value of the award at the reporting dates that occur before the grant date. The service inception date precedes the grant date if an award is authorized, the recipient begins to provide services and either the award’s terms do not include a substantive future requisite service condition that exists at the grant date or the award contains a market or performance condition that if not satisfied during the service period preceding the grant date and following the inception of the arrangement results in forfeiture of the award. An award is authorized when all approval requirements are completed, including action by the Board of Directors approving the award and the number of options or other equity instruments to be issued to individual employees.

To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates.

Forfeiture rates are estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. The Black-Scholes-Merton option pricing model was applied in determining the estimated fair value of the options granted to employees.

The fair value of liabilities incurred in share-based payment transactions with employees are remeasured at the end of each reporting period through settlement. Changes in the fair value of a liability incurred under a share-based payment arrangement that occur during the requisite service period are recognized as compensation costs over that period.

Warrants issued to non-employees

The Company accounted for the warrants issued to non-employees following the measurement guidance in ASC505-50, Equity, Equity-Based Payments to Non-Employees and classified the warrants issued as a liability pursuant to the classification guidance in ASC 505-50-25-10 and ASC 718-10-25-11.

For the warrants issued to non-employees that is classified as a liability, it is measured at fair value at each reporting date until the final measurement date, which is the date of completion of services required to earn the warrants. The cost associated with the warrants issued is recognized ratably over the period of service required to earn each tranche of warrants. Upon vesting, the warrants should continue to be accounted for as a liability in accordance with ASC 480-10-25-8 and measured in accordance with ASC 480-10-30 and ASC 480-10-35 at every reporting period until the warrants are settled. Changes in the fair value of the vested warrants will be recognized in earnings in the accompanying consolidated statements of comprehensive loss.

Loss per share

Loss per share

Loss per share is calculated in accordance with ASC 260, Earnings Per Share. Basic loss per common share is computed by dividing net loss attributable to holders of common shares by the weighted average number of common shares outstanding during the period using the two-class method.  Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. For the year ended December 31, 2012 presented herein, the computation of basic loss per share using the two-class method is not applicable as the Company did not have any participating securities outstanding. For the years ended December 31, 2013 and 2014, the two-class method is applicable because the Company has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively (note 14). The participation rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion. As a result, and in accordance with ASC 260, Earnings Per Share, the undistributed income for each year is allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the undistributed income is allocated on a proportionate basis.

Basic loss per ordinary share is computed by dividing loss attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Basic and diluted loss per ordinary share is presented in the Company’s consolidated statements of comprehensive loss.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined to include all changes in shareholders’ equity (deficit) except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income: Overall requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes foreign currency translation adjustments and is presented in the consolidated statement of comprehensive loss. There have been no reclassifications out of accumulated other comprehensive (loss) income to net loss for the periods presented.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Contingencies

Contingencies

When a loss contingency is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the amounts including damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the matter among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of risks

Concentration of risks

Concentration of credit risk

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, funds receivable, other receivables and employee housing loan receivables. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk. The deposits placed with financial institutions are not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Company may be unlikely to claim its deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Accounts receivable are typically unsecured and are derived from revenue earned from customers. The risk is mitigated by credit evaluations the Company performs on its customers’ financial conditions and ongoing monitoring process of outstanding balances. Employee housing loan receivables are typically unsecured. The risk is mitigated by the Company’s ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within expectations. No customer individually represented greater than 10% of the total accounts receivable as of December 31, 2013 and 2014.

Business, customer, political, social and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any Internet content provider business. In addition, PRC regulations generally require any foreign entities that invest in the advertising services industry to have at least a two-year track record with a principal business in the advertising industry outside of the PRC.

Currently, the Company conducts its operations in the PRC through Contractual Agreements entered between the Company, the WFOE and the Affiliated PRC Entities. Based on the opinion of TransAsia Lawyers, the Company’s PRC legal counsel, the corporate structure and Contractual Agreements of the Affiliated PRC Entities and the PRC subsidiaries are in compliance with all existing PRC laws and regulations. Therefore, in the opinion of management, (i) the ownership structure of the Company and the Affiliated PRC Entities is in compliance with existing PRC laws and regulations; (ii) the Contractual Agreements with the VIE  and its Nominee Shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC law and regulations in all material respects. However, the legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these Contractual Agreements. In addition, the relevant regulatory authorities may find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company or any of its current or future Affiliated PRC Entities are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including revoking the business licenses or operating licenses of the WFOE, and Affiliated PRC Entities, shutting down the Company’s servers or blocking the Company’s websites, discontinuing or placing restrictions or onerous conditions on the Company’s operations.

The Affiliated PRC Entities contributed 13.4%, 9.2% and 7.8% of the Company’s consolidated revenues for the years ended December 31, 2012, 2013 and 2014, respectively.

Currency convertibility risk

A majority of the Company’s sales and expenses and a significant portion of the Company’s assets and liabilities are denominated in RMB. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approvals of foreign currency payments by the PBOC or other institutions require submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

Since July 21, 2005, the RMB was permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. There was appreciation of RMB against US$ of approximately 1.0% and 2.9% in the years ended December 31, 2012 and 2013 and depreciation of 2.4% in the year ended December 31, 2014, respectively. While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in appreciation or depreciation of the RMB against the US$. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in US$.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 outlines a comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 also requires significantly expanded disclosures about revenue recognition. For public entities, ASU 2014-09 is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. Early adoption is not permitted. The Company is currently evaluating the impact of the adoption of ASU 2014-09 on the Company’s consolidated financial statements.

In June 2014, the FASB issued ASU 2014-12, Compensation—Stock Compensation. ASU 2014-12 requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718 as it relates to awards with performance conditions that affect vesting to account for such awards. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. ASU 2014-12 is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2015. Early adoption is not permitted. The Company does not expect that the adoption of ASU 2014-12 will have impact to the consolidated financial statements as the new ASU is consistent with the Company’s current accounting policy.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The guidance requires an entity to evaluate whether there are conditions or events, in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to provide related footnote disclosures in certain circumstances. The guidance is effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The adoption of this guidance is not expected to have a significant impact on the Company’s consolidated financial statements.